Related Party Balance And Transactions - Schedule of Balance of Amounts Due to a Related Party (Details)	Dec. 31, 2024 USD ($)
Related Party Transaction [Line Items]
Total	$ 125,748
Shenzhen Zhichong
Related Party Transaction [Line Items]
Total	$ 125,748